Expenses By Nature - Summary of Provisions and Impairment Losses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
(Write-off)/allowance of obsolete inventories	€ (5,555)	€ 11,417	€ 8,971
Provisions for trade and other receivables	200	1,617	669
Other provisions	(886)	983	1,349
Impairment/(reversal) of right-of-use assets	3,516	2,434	(430)
Impairment of property, plant and equipment	2,804	278	207
Total provisions and impairment losses	€ 79	€ 16,729	€ 10,766